FINANCIAL INCOME, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INCOME, net
Fair value gain on derivative financial instruments	$ 104	$ 5,687	$ 1,152
Gains on financial assets at fair value through profit or loss	295	189	80
Gain from changes in exchange rates		332	34
Interest from bank deposits	279	297	282
Financial income	678	6,505	1,548
Loss from changes in exchange rates	125
Issuance cost with respect of warrants			368
Other	42	77	7
Financial expenses	167	77	375
Financial income net	$ (511)	$ (6,428)	$ (1,173)